CONVERTIBLE NOTES PAYABLE - Tangiers (Details) - USD ($)	Jul. 31, 2015	Jan. 23, 2015
CONVERTIBLE NOTES PAYABLE - Tangiers
Company issued convertible promissory notes to Tangiers in the principal amounts		$ 55,000
Tangiers note bears interest at a rate per annum		10.00%
The Company received net proceeds for Tangiers notes		$ 50,000
The Tangiers Note was subject to an original issue discount		$ 5,000
Tangiers note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		52.00%
Tangiers Notes may be prepaid by us any time within 180 days at a premium for a prepayment within the initial 30 days		115.00%
Tangiers Notes may be prepaid by us any time within 180 days at a premium for a prepayment after 150 days and before 180 days		145.00%
Tangiers Notes prepayment premium for the 31-60 day period		121.00%
Tangiers Notes prepayment premium for the 61-90 day period		127.00%
Tangiers Notes prepayment premium for the 91-120 day period		133.00%
Tangiers Notes prepayment premium for the 121-150 day period		139.00%
Tangiers converted principal amount of note in to shares of common stock.	$ 55,000
Tangiers converted principal and interest into an aggregate of shares of common stock.	32,610,499
By mutual agreement, Tangiers may provide us with additional funding on the same terms up to an aggregate principal amount		$ 330,000